Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (21.1%)
Alphabet, Inc. - Class A *	368,300	48,196
Alphabet, Inc. - Class C *	214,141	28,234
Meta Platforms, Inc. - Class A *	298,323	89,560
Netflix, Inc. *	118,133	44,607
The Walt Disney Co. *	397,270	32,199

Total		242,796

Consumer Discretionary (16.1%)
Alibaba Group Holding, Ltd., ADR *	137,764	11,950
Amazon.com, Inc. *	476,068	60,518
Starbucks Corp.	234,777	21,428
Tesla, Inc. *	276,170	69,103
Yum China Holdings, Inc.	134,676	7,504
Yum! Brands, Inc.	115,099	14,380

Total		184,883

Consumer Staples (3.2%)
Monster Beverage Corp.*	693,321	36,711

Total		36,711

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials (10.4%)
Block, Inc. - Class A *	211,463	9,359
FactSet Research Systems, Inc.	43,822	19,162
PayPal Holdings, Inc. *	191,748	11,210
SEI Investments Co.	249,626	15,035
Visa, Inc. - Class A	278,753	64,116

Total		118,882

Health Care (13.5%)
Illumina, Inc. *	109,599	15,046
Intuitive Surgical, Inc. *	50,775	14,841
Novartis AG, ADR	166,326	16,942
Novo Nordisk A/S, ADR	250,030	22,738
Regeneron Pharmaceuticals, Inc.*	32,813	27,004
Roche Holding AG, ADR	378,359	12,837
Thermo Fisher Scientific, Inc.	28,916	14,636
Vertex Pharmaceuticals, Inc.*	88,229	30,681

Total		154,725

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials (7.1%)
The Boeing Co. *	288,171	55,237
Deere & Co.	20,510	7,740
Expeditors International of Washington, Inc.	166,314	19,064

Total		82,041

Information Technology (27.3%)
Autodesk, Inc. *	167,727	34,704
Microsoft Corp.	175,089	55,284
NVIDIA Corp.	197,732	86,012
Oracle Corp.	504,279	53,413
QUALCOMM, Inc.	160,997	17,880
Salesforce, Inc. *	168,392	34,147
Shopify, Inc. *	350,502	19,127
Workday, Inc. - Class A *	58,424	12,553

Total		313,120

Total Common Stocks (Cost: $707,615)		1,133,158

Total Investments (98.7%) (Cost: $707,615)@		1,133,158

Other Assets, Less Liabilities (1.3%)		15,319

Net Assets (100.0%)		1,148,477

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $707,615 and the net unrealized appreciation of investments based on that cost was $425,543 which is comprised of $490,521 aggregate gross unrealized appreciation and $64,978 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$1,133,158	$—	$—

Total Assets:	$1,133,158	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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